FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  April 30, 2010



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  98


Form 13F Information Table Value Total:  672,503
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
Berkshire Htwy    Common    84990175	974	800	   Sole  None   Sole
3m Company        Common    88579Y101	1284	15369	   Sole  None   Sole
Abbott Lab        Common    002824100 	10749	204120   Sole  None   Sole
Activision Inc    Common    00507V109 	9585	795404   Sole  None   Sole
Agilent Tech      Common    00846U101	527	15314	   Sole  None   Sole
Amgen Inc         Common    31162100	273	4564	   Sole  None   Sole
Apollo Group      Common    037604105 	9146	149228   Sole  None   Sole
Apple             Common    037833100 	1754	7463	   Sole  None   Sole
Applied Mat.      Common    38222105	489	36276	   Sole  None   Sole
Asante Tech.      Common    043412105 	1	11055	   Sole  None   Sole
AT&T Inc.         Common    00206R102 	662	25620	   Sole  None   Sole
Baraka Petroleum  Common    Q12957108	1	25000	   Sole  None   Sole
Barclays Bank     Common    06739H206	9230	235632   Sole  None   Sole
Baxter Int.     	Common    071813109 	10204	175327   Sole  None   Sole
Beacon Power      Common    073677106 	12	26550	   Sole  None   Sole
Berkshire Htwy B  Common    084670207 	22997	282969   Sole  None   Sole
Bp Amoco Plc Adr  Common    055622104 	389	6810	   Sole  None   Sole
C S X Corp        Common    126408103	253	4972	   Sole  None   Sole
Chemgenex Pharma  Common    134429109	4	10000	   Sole  None   Sole
Chevron Corp.     Common    166764100	10993	144972   Sole  None   Sole
Cisco             Common    17275R102 	1756	67461	   Sole  None   Sole
Computrzd Therml  Common    20557C108	1	10000	   Sole  None   Sole
Costco Co         Common    22160K105 	10890	182442   Sole  None   Sole
Coventry Health   Common    222862104	1388	56167	   Sole  None   Sole
Cypress Semi      Common    232806109 	262	22692	   Sole  None   Sole
Disney (Walt) Co. Common    254687106 	13025	373105   Sole  None   Sole
Evolution Petrol  Common    30049A107	46	10000	   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102 	9723	145216   Sole  None   Sole
General Electric  Common    369604103 	22352	1228139  Sole  None   Sole
Google            Common    38259P508 	632	1114	   Sole  None   Sole
Hewlett-Packard   Common    428236103 	4433	83399	   Sole  None   Sole
Immunomedics Inc  Common    452907108	119	35800	   Sole  None   Sole
Infospace.Com Inc Common    45678T300 	134	12171	   Sole  None   Sole
Intel Corp        Common    458140100 	4881	218993   Sole  None   Sole
Intl Business     Common    459200101 	11708	91292	   Sole  None   Sole
Ipath Commodity   ETF	    06738C778	22763	571262   Sole  None   Sole
Blackrock	      ETF	    464287457	327	3928	   Sole  None   Sole
Blackrock	      ETF	    464288646	24570	234920   Sole  None   Sole
Blackrock	      ETF	    464288166	16024	148110   Sole  None   Sole
Blackrock	      ETF	    464287226	55803	535536   Sole  None   Sole
Blackrock	      ETF	    464288638	18482	177679   Sole  None   Sole
Blackrock	      ETF	    464287754	1422	24413	   Sole  None   Sole
Blackrock	      ETF	    464287697	10505	145309   Sole  None   Sole
Blackrock	      ETF	    464287846	934	16012	   Sole  None   Sole
Blackrock	      ETF	    464287465	1801	32164	   Sole  None   Sole
Blackrock	      ETF	    464287234	23288	553047   Sole  None   Sole
Blackrock	      ETF	    464286400	17841	242268   Sole  None   Sole
Blackrock	      ETF	    464287655	346	5103	   Sole  None   Sole
Blackrock	      ETF	    464287705	886	12422	   Sole  None   Sole
Blackrock	      ETF	    464287200	4587	39088	   Sole  None   Sole
Blackrock	      ETF	    464287879	653	10184	   Sole  None   Sole
Blackrock	      ETF	    464287507	21661	275308   Sole  None   Sole
Blackrock	      ETF	    464287549	14133	254693   Sole  None   Sole
Blackrock	      ETF	    464287804	25271	425131   Sole  None   Sole
Blackrock	      ETF	    464288125	492	4868	   Sole  None   Sole
Blackrock	      ETF	    464288117	421	4195	   Sole  None   Sole
Blackrock	      ETF	    464287176	20122	193669   Sole  None   Sole
Blackrock	      ETF	    464288216	10900	350041   Sole  None   Sole
Blackrock	      ETF	    464288356	15872	149591   Sole  None   Sole
Blackrock	      ETF	    464287341	1361	38498	   Sole  None   Sole
Blackrock	      ETF	    464288414	1443	13970	   Sole  None   Sole
Blackrock	      ETF	    464287168	6260	136021   Sole  None   Sole
Itv Plc Ord       Common    G4984A110 	13	13740	   Sole  None   Sole
Johnson & John    Common    478160104 	11217	172092   Sole  None   Sole
Location Based    Common    539573105	27	88100	   Sole  None   Sole
Lockheed Martin   Common    539830109 	200	2407	   Sole  None   Sole
Lsi Logic Corp    Common    502161102	89	14560	   Sole  None   Sole
Mastercard Inc    Common    57636Q104 	12237	48193	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101	11126	166761   Sole  None   Sole
Merrill Lynch     Common    59023V423	117	12500	   Sole  None   Sole
Microsoft Corp    Common    594918104	10696	365345   Sole  None   Sole
Monsanto Co       Common    61166W101 	9901	138626   Sole  None   Sole
Morgan Stanley    Common    61748A221	143	14900	   Sole  None   Sole
Motorola Inc      Common    620076109	151	21450	   Sole  None   Sole
Oracle Systems    Common    68389X105	1069	41588	   Sole  None   Sole
Pepsico Inc       Common    713448108 	374	5652	   Sole  None   Sole
Powershares    	ETF	    73935X286	2847	128812   Sole  None   Sole
PowerShares QQQ   ETF	    73935A104 	426	8854	   Sole  None   Sole
Procter & Gamble  Common    742718109 	10553	166862   Sole  None   Sole
Qualcomm Inc      Common    747525103	11365	270857   Sole  None   Sole
Sector Spdr       ETF	    81369Y407 	13049	397347   Sole  None   Sole
Smartire Systems  Common    831913108 	1	10000	   Sole  None   Sole
Spdr Index China  ETF	    78463X400	6521	90531	   Sole  None   Sole
Spdr Ser Tr       ETF	    78464A748	12188	410484   Sole  None   Sole
SPDR TRUST Unit   ETF	    78462F103	473	4046	   Sole  None   Sole
Streettracks Gold ETF	    78463V107 	6990	64158	   Sole  None   Sole
Stryker Corp      Common    863667101 	11449	200154   Sole  None   Sole
Charles Schwab    Common    808513105	196	10470	   Sole  None   Sole
United Sec Banc   Common    911460103 	342	69169	   Sole  None   Sole
Vanguard	      ETF	    922908736	2817	50714	   Sole  None   Sole
Vanguard	      ETF	    92204A504	1524	26884	   Sole  None   Sole
Vanguard	      ETF	    922908637	10020	187983   Sole  None   Sole
Vanguard	      ETF	    922908744	8995	178225   Sole  None   Sole
Verizon Comm      Common    92343V104	208	6696	   Sole  None   Sole
Visa              Common    92826C839	677	7432	   Sole  None   Sole
Vodafone          Common    92857W209 	11053	474184   Sole  None   Sole
Wal-Mart Stores   Common    931142103 	10104	181792   Sole  None   Sole
Western Union     Common    959802109 	4301	253585   Sole  None   Sole